Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - CNY (¥)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in operating activities	¥ (63,236,136)
Net cash provided by financing activities	63,290,085
Net increase in cash and cash equivalents	53,949
Cash at the beginning of year
Cash at the end of year	¥ 53,949